Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB RELATIVE VALUE FUND, INC.
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AB VALUE FUNDS

-AB Relative Value Fund (the "Fund")

Supplement dated November 12, 2019 to the Statutory Prospectus and Summary Prospectus dated February 28, 2019 for AB Relative Value Fund (the "Prospectuses").

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At meetings held on November 4-6, 2019, the Board of Directors approved the changes described below to the Fund's principal strategies, which do not require shareholder approval and will take effect no earlier than February 28, 2020.

The changes are not expected to result in any material changes to the current management or holdings of the Fund.

The first two paragraphs under the section "Principal Strategies" will be deleted and replaced with the following:

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are trading at attractive valuations and have strong or improving business models. The Adviser monitors the fundamental performance of the Fund's investments for signs of future financial success. The Adviser relies heavily upon the fundamental analysis and research of its dedicated investment team for the Fund in conducting research and making investment decisions. The team initially screens a primary research universe of largely U.S. companies for attractive security valuation and business model characteristics. Once appropriate candidates have been identified for further analysis, the team conducts fundamental research to better understand the company's business model. In evaluating a company for potential inclusion in the Fund, the Adviser takes into account many factors that it believes bear on the company's ability to perform in the future, including attractive free cash flow valuations, high levels of profitability, stable-to-improving balance sheets, and management teams that are good stewards of shareholder capital.

The Adviser recognizes that the perception of "value" is relative and often defined by the future economic performance of the company. As a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of businesses, although the Fund does not intend to concentrate in any particular sectors or industries. At any period in time, the Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

* * * * *

AB RELATIVE VALUE FUND, INC.
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

AB VALUE FUNDS

-AB Relative Value Fund (the "Fund")

Supplement dated November 12, 2019 to the Statutory Prospectus and Summary Prospectus dated February 28, 2019 for AB Relative Value Fund (the "Prospectuses").

* * * * *

At meetings held on November 4-6, 2019, the Board of Directors approved the changes described below to the Fund's principal strategies, which do not require shareholder approval and will take effect no earlier than February 28, 2020.

The changes are not expected to result in any material changes to the current management or holdings of the Fund.

The first two paragraphs under the section "Principal Strategies" will be deleted and replaced with the following:

The Fund invests primarily in the equity securities of U.S. companies that the Adviser believes are trading at attractive valuations and have strong or improving business models. The Adviser monitors the fundamental performance of the Fund's investments for signs of future financial success. The Adviser relies heavily upon the fundamental analysis and research of its dedicated investment team for the Fund in conducting research and making investment decisions. The team initially screens a primary research universe of largely U.S. companies for attractive security valuation and business model characteristics. Once appropriate candidates have been identified for further analysis, the team conducts fundamental research to better understand the company's business model. In evaluating a company for potential inclusion in the Fund, the Adviser takes into account many factors that it believes bear on the company's ability to perform in the future, including attractive free cash flow valuations, high levels of profitability, stable-to-improving balance sheets, and management teams that are good stewards of shareholder capital.

The Adviser recognizes that the perception of "value" is relative and often defined by the future economic performance of the company. As a result of how individual companies are valued in the market, the Fund may be attracted to investments in companies with different market capitalizations (i.e., large-, mid- or small-capitalization) or companies engaged in particular types of businesses, although the Fund does not intend to concentrate in any particular sectors or industries. At any period in time, the Fund's portfolio emphasis upon particular industries or sectors will be a by-product of the stock selection process rather than the result of assigned targets or ranges.

* * * * *